OTHER INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
OTHER INCOME (EXPENSE), NET	OTHER INCOME, NET
Included in other income, net, in Dole’s consolidated statements of operations were the following items:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Rental income	$8,633	$11,005	$4,979
Unrealized gain (loss) on foreign currency denominated borrowings	(5,467)	4,276	5,453
Realized gain on fair value hedges	639	—	—
Unrealized gain (loss) on fair value hedges	(843)	469	—
Non-cash realized gain on foreign currency denominated borrowings	—	1,029	—
Gain (loss) on investments	1,872	(3,835)	(286)
Non-service components of net periodic pension benefit (cost)	(1,721)	1,573	176
Gain (loss) on contingent consideration	91	14	(1,036)
Other	1,595	(3,931)	(851)
Other income, net	$4,799	$10,600	$8,435